iShares
®
MSCI Finland ETF
Schedule of Investments
(unaudited)
November 30, 2025
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Automobile Components  —  0 .8%
Nokian Renkaat OYJ ...................... 23,052 $ 225,073
a
Banks  —  20 .4%
Nordea Bank Abp ........................ 342,335 6,057,835
a
Broadline Retail  —  1 .2%
Puuilo OYJ ............................. 14,279 244,553
Tokmanni Group Corp.
(a)
.................... 12,701 112,494
357,047
a
Chemicals  —  1 .3%
Kemira OYJ ............................ 17,194 384,262
a
Communications Equipment  —  11 .9%
Nokia OYJ ............................. 578,654 3,524,073
a
Consumer Staples Distribution & Retail  —  2 .5%
Kesko OYJ , Class B ....................... 34,637 738,543
a
Containers & Packaging  —  2 .0%
Huhtamaki OYJ .......................... 13,291 458,340
Metsa Board OYJ , Class B
(a)
................. 40,062 138,755
597,095
a
Diversified Telecommunication Services  —  2 .6%
Elisa OYJ .............................. 17,738 777,566
a
Electric Utilities  —  3 .8%
Fortum OYJ ............................ 54,243 1,114,899
a
Electrical Equipment  —  0 .4%
Kempower OYJ
(b)
......................... 6,812 114,475
a
Health Care Equipment & Supplies  —  0 .5%
Revenio Group OYJ ....................... 5,344 138,434
a
Household Durables  —  0 .5%
YIT OYJ
(b)
.............................. 39,082 143,458
a
Insurance  —  11 .9%
Mandatum OYJ .......................... 59,734 449,475
Sampo OYJ , Class A ...................... 262,132 3,083,155
3,532,630
a
IT Services  —  1 .1%
TietoEVRY OYJ .......................... 16,099 334,776
a
Leisure Products  —  0 .6%
Harvia OYJ ............................. 3,584 172,715
a
Machinery  —  20 .7%
Hiab OYJ , Class B ........................ 5,563 319,745
Kalmar OYJ , Class B ...................... 6,084 262,982
Kone OYJ , Class B ....................... 19,911 1,354,947
Security Shares Value
a
Machinery (continued)
Konecranes OYJ ......................... 8,459 $ 868,165
Metso OYJ ............................. 77,730 1,284,759
Valmet OYJ ............................ 19,083 624,107
Wartsila OYJ Abp ......................... 43,679 1,417,764
6,132,469
a
Metals & Mining  —  1 .0%
Outokumpu OYJ ......................... 62,065 291,892
a
Oil, Gas & Consumable Fuels  —  3 .4%
Neste OYJ ............................. 51,757 1,000,654
a
Paper & Forest Products  —  7 .3%
Stora Enso OYJ , Class R ................... 72,503 853,212
UPM-Kymmene OYJ ...................... 47,968 1,309,552
2,162,764
a
Passenger Airlines  —  0 .4%
Finnair OYJ
(b)
........................... 32,639 111,607
a
Pharmaceuticals  —  3 .2%
Orion OYJ , Class B ....................... 13,411 960,100
a
Real Estate Management & Development  —  1 .3%
Citycon OYJ
(b)
........................... 28,074 130,263
Kojamo OYJ
(b)
........................... 21,990 270,216
400,479
a
Software  —  0 .4%
QT Group OYJ
(a) (b)
........................ 3,488 130,070
a
Textiles, Apparel & Luxury Goods  —  0 .4%
Marimekko OYJ .......................... 9,111 134,807
a
Total Long-Term Investments — 99.6%
(Cost: $ 26,837,706 ) ................................. 29,537,723
a
Short-Term Securities
Money Market Funds  —  1 .1%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.11%
(c) (d) (e)
...................... 306,650 306,803
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.94%
(c) (d)
............................ 13,810 13,810
a
Total Short-Term Securities — 1.1%
(Cost: $ 320,596 ) ................................... 320,613
Total Investments — 100.7%
(Cost: $ 27,158,302 ) ................................. 29,858,336
Liabilities in Excess of Other Assets — ( 0 .7 ) % ............... (206,359)
Net Assets — 100.0% ................................. $ 29,651,977
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
MSCI Finland ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/25
  Shares Held
at 11/30/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 529,473  $ —  $ (222,668)
(a)
$ 14  $ (16) $ 306,803  306,650  $ 275
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 11,303  2,507
(a)
—  —  —  13,810  13,810  130  —
$ 14  $ (16)
$ 320,613
$ 405  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro STOXX 50 Index .................................................................. 1 12/19/25 $ 66 $ 8

iShares
®
MSCI Finland ETF
Schedule of Investments
(unaudited) (continued)
November 30, 2025
3
Schedule of Investments
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 514,769  $ 29,022,954  $ —  $ 29,537,723
Short-Term Securities
Money Market Funds ...................................... 320,613  —  —  320,613
$ 835,382  $ 29,022,954  $ —  $ 29,858,336
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 8  $ —  $ —  $ 8
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)